Loans and other financial assets at amortized cost, and loans and receivables_Changes in loss allowance on other financial assets (Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (58,998,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net provision of loss allowance	(38,299,000,000)
Charge off	28,200,000,000
Disposal	1,265,000,000
Others	(109,000,000)	[2]
Ending balance	(67,941,000,000)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(2,955,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(150,000,000)
Transfer to lifetime expected credit losses	105,000,000
Transfer to credit-impaired financial assets	6,509,000,000
Net provision of loss allowance	(6,583,000,000)
Charge off	0
Disposal	0
Others	(395,000,000)	[2]
Ending balance	(3,469,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(1,832,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	139,000,000
Transfer to lifetime expected credit losses	(416,000,000)
Transfer to credit-impaired financial assets	304,000,000
Net provision of loss allowance	(166,000,000)
Charge off	0
Disposal	1,000,000
Others	(1,000,000)	[2]
Ending balance	(1,971,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(54,211,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	11,000,000
Transfer to lifetime expected credit losses	311,000,000
Transfer to credit-impaired financial assets	(6,813,000,000)
Net provision of loss allowance	(31,550,000,000)
Charge off	28,200,000,000
Disposal	1,264,000,000
Others	287,000,000	[2]
Ending balance	₩ (62,501,000,000)

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of foreign currencies translation, etc.